Legacy Class [Member] Investment Strategy - Legacy Class - MERIDIAN CONTRARIAN FUND	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund invests in the stocks of businesses that are likely to have recently underperformed their peers, or the market due to what the Investment Adviser deems to be temporary operational issues. The Fund then emphasizes stocks which the Investment Adviser believes are undervalued in relation to the business’s (or issuer’s) long-term earnings power or asset value, or the stock market in general. Securities in which the Fund invests may be undervalued because of many factors, including market decline, poor economic conditions, tax‑loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund intends to invest at least 65% of its total assets in common stocks and equity-related securities (such as convertible debt securities and warrants). The Fund may invest up to 35% of its total assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P. The Fund may invest up to 10% of its total assets in securities rated Ca or below by Moody’s or C or below by S&P, or unrated but considered by the Investment Adviser to be of comparable quality. The Fund may also invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when (i) the Investment Adviser concludes that the company’s fundamentals are not meeting expectations; (ii) better investment opportunities exist; and/or (iii) the company’s business has improved and this, in the Investment Adviser’s opinion, is reflected in the share price.